TRADE AND OTHER RECEIVABLES (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 item	Sep. 30, 2012 installment
Trade and other receivables
Trade receivables		$ 10,206		$ 9,016
Value-added tax recoverable		2,044		2,336
Prepaid assets and prepayments		6,755		4,913
Deposits		7,186		10,855
Others		9,794		4,306
Less: allowance for doubtful debts		(1,403)		(1,329)	$ (1,366)
Total trade and other current receivables		34,582		30,097
Amount receivable from third party contractors	€ 1.0	1,100	€ 1.0	1,100
Number of third party contractors failed to construct solar parks | item						2
Number of installments due from third party | installment							3
Amount due from from other related parties		22,345		14,358
Provision for doubtful receivables of contractors					$ 1,100
Customers credit period	1 year
Uruguay
Trade and other receivables
Deposits				3,700
Others		2,000
USA and Uruguay
Trade and other receivables
Deposits		2,500		$ 7,000
Canada
Trade and other receivables
Deposits		1,400
Japan
Trade and other receivables
Deposits		$ 1,800